Inventories, Net	12 Months Ended
Sep. 30, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 — INVENTORIES, NET

Inventories consist of the following:

	As of September 30,
	2024	2023
Raw materials	$720,041	$635,395
Finished goods	1,141,526	2,777,617
Inventories valuation allowance	(124,512)	(69,746)
Total inventories, net	$1,737,054	$3,343,266

Inventories valuation allowance movement is as follows:

	As of September 30,
	2024	2023
Beginning balance	$69,746	$120,286
Reversal of inventories valuation allowance	50,651	(49,166)
Foreign currency translation adjustments	4,115	(1,374)
Ending balance	$124,512	$69,746